SUPPLEMENT DATED JUNE 28, 2005

TO THE

PROSPECTUSES

OF THE

FUNDS INDICATED BELOW

The following supplements the section of each of the Prospectuses for the Funds listed below entitled “Management”:

On June 24, 2005, Citigroup Inc. (“Citigroup”) announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, the fund’s investment adviser (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the fund’s investment management contract with the Manager, and any related sub-advisory contract, where applicable. Therefore, the fund’s Board will be asked to approve a new investment management contract between the fund and the Manager (and a new sub-advisory contract, if applicable). If approved by the Board, the new investment management contract (and the new sub-advisory contract, if applicable) will be presented to the shareholders of the fund for their approval.

CITIFUNDS TRUST I
SMITH BARNEY EMERGING MARKETS EQUITY FUND	January 4, 2005

CITIFUNDS TRUST III
CITI CONNECTICUT TAX FREE RESERVES SMITH BARNEY CONNECTICUT MONEY MARKET PORTFOLIO Class A and Y Shares	December 31, 2004

SB ADJUSTABLE RATE INCOME FUND	September 28, 2004
Smith Barney Shares

SMITH BARNEY AGGRESSIVE GROWTH FUND INC.	December 29, 2004

SMITH BARNEY ALLOCATION SERIES INC.	May 31, 2005
BALANCED PORTFOLIO
CONSERVATIVE PORTFOLIO
GROWTH PORTFOLIO
HIGH GROWTH PORTFOLIO
INCOME PORTFOLIO

SMITH BARNEY APPRECIATION FUND INC.	April 30, 2005

SMITH BARNEY ARIZONA MUNICIPALS FUND INC.	September 28, 2004

SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC.	June 28, 2005

SMITH BARNEY CORE PLUS BOND FUND INC.	March 18, 2005

SMITH BARNEY EQUITY FUNDS	May 31, 2005
SMITH BARNEY SOCIAL AWARENESS FUND

SMITH BARNEY FUNDAMENTAL VALUE FUND INC.	January 28, 2005

SMITH BARNEY FUNDS, INC.
SMITH BARNEY LARGE CAP VALUE FUND	April 29, 2005
SMITH BARNEY SHORT-TERM INVESTMENT GRADE BOND FUND	April 29, 2005
U.S. GOVERNMENT SECURITIES FUND	April 29, 2005
SMITH BARNEY INCOME FUNDS
SMITH BARNEY DIVIDEND AND INCOME FUND	November 26, 2004
SB CONVERTIBLE FUND	November 26, 2004
Smith Barney Shares
SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND	November 26, 2004

SMITH BARNEY EXCHANGE RESERVE FUND	November 26, 2004
SMITH BARNEY HIGH INCOME FUND	November 26, 2004
SMITH BARNEY MUNICIPAL HIGH INCOME FUND	November 26, 2004
SB CAPITAL AND INCOME FUND	April 29, 2005
Smith Barney Shares
SMITH BARNEY TOTAL RETURN BOND FUND	November 26, 2004

SMITH BARNEY INSTITUTIONAL CASH MANAGEMENT FUND INC.	September 28, 2004
CASH PORTFOLIO
GOVERNMENT PORTFOLIO
MUNICIPAL PORTFOLIO

SMITH BARNEY INVESTMENT FUNDS INC.
SMITH BARNEY GOVERNMENT SECURITIES FUND	April 29, 2005
SMITH BARNEY HANSBERGER GLOBAL VALUE FUND	August 28, 2004
SMITH BARNEY INVESTMENT GRADE BOND FUND	April 29, 2005
SMITH BARNEY MULTIPLE DISCIPLINE FUNDS — ALL CAP GROWTH AND VALUE FUND	August 28, 2004
SMITH BARNEY MULTIPLE DISCIPLINE FUNDS — BALANCED ALL CAP GROWTH AND VALUE FUND	August 2, 2004, as revised August 28, 2004
SMITH BARNEY MULTIPLE DISCIPLINE FUNDS — GLOBAL ALL CAP GROWTH AND VALUE FUND	August 28, 2004
SMITH BARNEY MULTIPLE DISCIPLINE FUNDS — LARGE CAP GROWTH AND VALUE FUND	August 28, 2004
SMITH BARNEY MULTIPLE DISCIPLINE FUNDS — ALL CAP AND INTERNATIONAL FUND	April 1, 2005

SMITH BARNEY REAL RETURN STRATEGY FUND	November 8, 2004
SMITH BARNEY SMALL CAP VALUE FUND	January 28, 2005
SMITH BARNEY SMALL CAP GROWTH FUND	January 28, 2005

SMITH BARNEY INVESTMENT SERIES
SB GROWTH AND INCOME FUND	February 25, 2005
Smith Barney Shares
SMITH BARNEY INTERNATIONAL FUND	February 25, 2005
SMITH BARNEY DIVIDEND STRATEGY FUND	February 25, 2005

SMITH BARNEY INVESTMENT TRUST
SMITH BARNEY INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND	March 28, 2005
SMITH BARNEY INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND	March 28, 2005
SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND	March 28, 2005
SMITH BARNEY MID CAP CORE FUND	March 28, 2005
SMITH BARNEY CLASSIC VALUES FUND	March 28, 2005
SMITH BARNEY S&P 500 INDEX FUND	April 30, 2005
Smith Barney Shares
Citi Shares

SMITH BARNEY MANAGED MUNICIPALS FUND INC.	June 28, 2005

SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND	March 29, 2005

SMITH BARNEY MONEY FUNDS, INC.	April 29, 2005
CASH PORTFOLIO
GOVERNMENT PORTFOLIO

SMITH BARNEY MUNI FUNDS
CALIFORNIA MONEY MARKET PORTFOLIO	July 29, 2004

FLORIDA PORTFOLIO	July 29, 2004
GEORGIA PORTFOLIO	July 29, 2004
LIMITED TERM PORTFOLIO	July 29, 2004
MASSACHUSETTS MONEY MARKET PORTFOLIO	July 29, 2004
NATIONAL PORTFOLIO	July 29, 2004
NEW YORK MONEY MARKET PORTFOLIO	July 29, 2004
NEW YORK PORTFOLIO	July 29, 2004
PENNSYLVANIA PORTFOLIO	July 29, 2004

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.	July 29, 2004

SMITH BARNEY NEW JERSEY MUNICIPALS FUND, INC.	July 29, 2004

SMITH BARNEY OREGON MUNICIPALS FUND	August 27, 2004

SMITH BARNEY PRINCIPAL RETURN FUND
SECURITY AND GROWTH FUND	March 30, 2005

SMITH BARNEY SECTOR SERIES FUND INC.	February 25, 2005
SMITH BARNEY FINANCIAL SERVICES FUND
SMITH BARNEY HEALTH SCIENCES FUND
SMITH BARNEY TECHNOLOGY FUND

SMITH BARNEY SMALL CAP CORE FUND, INC.	April 29, 2005

SMITH BARNEY TRUST II
SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND	February 25, 2005
SMITH BARNEY INTERNATIONAL LARGE CAP FUND	April 29, 2005
SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND	February 25, 2005
SMITH BARNEY CAPITAL PRESERVATION FUND	February 25, 2005
SMITH BARNEY CAPITAL PRESERVATION FUND II	February 25, 2005
SMITH BARNEY SHORT DURATION MUNICIPAL INCOME FUND	February 25, 2005

SMITH BARNEY WORLD FUNDS, INC.
SMITH BARNEY INFLATION MANAGEMENT FUND	February 28, 2005
INTERNATIONAL ALL CAP GROWTH PORTFOLIO	February 28, 2005

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